Seward & Kissel LLP
                               1200 G Street, N.W.
                                    Suite 350
                             Washington, D.C. 20005
                             (202) 737-8833 (phone)
                              (202) 737-5184 (fax)



                                          February 4, 2005


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

        Re:      AllianceBernstein Bond Fund, Inc.
                 File Nos. 2-48227 and 811-2383
                 AllianceBernstein Global Strategic Income Trust, Inc. File Nos. 33-63797 and 811-7391
                 AllianceBernstein High Yield Fund, Inc.
                 File Nos. 333-18505 and 811-09160
                 AllianceBernstein Multi-Market Strategy Trust, Inc.
                 File Nos. 33-39350 and 811-6251
                 AllianceBernstein Emerging Market Debt Fund, Inc.
                 File Nos. 33-72460 and 811-08188
                 AllianceBernstein Americas Government Income Trust, Inc. File Nos. 33-45328 and 811-06554

Ladies and Gentlemen:

On behalf of the above-referenced AllianceBernstein funds (the "Funds"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectuses for the Funds that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to each Fund's registration statement. That post-effective amendment was filed electronically with the Securities and Exchange Commission on January 31, 2005.

                                          Sincerely,



                                          /s/ Anthony Tu-Sekine
                                          -----------------------------
                                              Anthony Tu-Sekine

00250.0157 #544351